Impairment of Non-Financial Assets (Details) - Schedule of impairment of non-financial assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Impairment Of Non Financial Assets Abstract
Impairment of intangible assets	$ 122	$ 1,647	$ 629
Impairment of property and equipment	9	43	1,031
Impairment of assets from income from ordinary activities from contracts with customers	(54)		1
Total	$ 77	$ 1,690	$ 1,661